Events During the Reporting Period (Details) - Yoav Stern [Member]	Dec. 05, 2019 ₪ / shares shares
Statement Line Items [Line Items]
Grant of stock options (non- tradable)	14,308,622
Exercisable of Ordinary Share	14,308,622
NIS [Member]
Statement Line Items [Line Items]
Exercise price per option | ₪ / shares	₪ 0.189